[USAA logo appears here. (R)]






              USAA GROWTH &
                      INCOME Fund




                      [Image appears here.]



       Annual Report


---------------------------------------------------------------------
       July 31, 2001

Table of CONTENTS
--------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            12

      SHAREHOLDER VOTING RESULTS                                      14

      FINANCIAL INFORMATION

         Distributions to Shareholders                                17

         Independent Auditors' Report                                 18

         Portfolio of Investments                                     19

         Notes to Portfolio of Investments                            25

         Statement of Assets and Liabilities                          26

         Statement of Operations                                      27

         Statements of Changes in Net Assets                          28

         Notes to Financial Statements                                29

2

USAA
--------------------------------------------------------------------------------
                              Family of FUNDS

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------------
         EQUITY                         MONEY MARKET                    INDEX
--------------------------------------------------------------------------------------
     Aggressive Growth                  Money Market           Extended Market Index
(CLOSED TO NEW INVESTORS)
                                  Tax Exempt Money Market        Global Titans Index
      Capital Growth
                                Treasury Money Market Trust       Nasdaq-100 Index
     Emerging Markets
                                     State Money Market             S&P 500 Index
    First Start Growth
                                ------------------------------------------------------
          Gold                         TAXABLE BOND                ASSET ALLOCATION
(ON OCTOBER 1, 2001, THE        ------------------------------------------------------
FUND'S NAME WILL BE CHANGED TO
PRECIOUS METALS AND MINERALS.)          GNMA Trust                Balanced Strategy

         Growth                  High-Yield Opportunities       Cornerstone Strategy

     Growth & Income                     Income                Growth and Tax Strategy

      Income Stock                Intermediate-Term Bond           Growth Strategy

      International                   Short-Term Bond              Income Strategy

  Science & Technology          ---------------------------
                                      TAX-EXEMPT BOND
     Small Cap Stock            ---------------------------

         Value                           Long-Term

     World Growth                    Intermediate-Term

                                        Short-Term

                                     State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                            INFORMATION


               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this practice eliminates dupli- cate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue re-ceiving one report per registered account owner, you may request this in writing to:



               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA GROWTH & INCOME FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                            from the PRESIDENT


[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]


                                "WE AT USAA INVESTMENTS
                            ARE WATCHING ECONOMIC INDICATORS
                              CLOSELY FOR POSITIVE CHANGES
                                    IN THE ECONOMY."

--------------------------------------------------------------------------------


               At the end of your Fund's annual report period, we were in the midst of a summer marked by poor market conditions and signs of a flagging economy, including weak corporate earnings and substantial work force reductions by companies nationwide. It was indeed a long, hot summer--one that continued a period of uneasiness that began more than a year ago. The question is, Have we seen the bottom?

               At this point, we believe the market is also unsure whether the economy has truly bottomed out and is on its way to recovery. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               Although no one can truly predict the timing of market swings, we know from history that poor markets do not last forever. We at USAA Investments are watching economic indicators closely for positive changes in the economy.

 ...CONTINUED
--------------------------------------------------------------------------------


               As of this writing, the Federal Reserve Board (the Fed) had reduced the federal funds rate seven times since January 2001, bringing it down to 3.5%--the lowest rate since spring 1994. Typically, a six- to 12-month lag exists between a Fed rate cut and its impact on our economy. We hope to see the increasingly stimulative effects of these cuts over the next several months.

               Another element contributing to potential recovery is the aggressive tax relief plan launched by the federal government. This significant tax cut has resulted in income tax rebates for con-sumers and lower tax brackets, which will be reduced even further over the next several years.

               Potential outcomes of these economic stimulators include growth in the gross domestic product (GDP), lower unemployment levels, a boost in consumer confidence, and improved corporate earnings.

               In our view, the key factor that could slow a recovery is a con-tinued lull in corporate earnings and, consequently, capital spending. If this lull persists, it will continue to make life tough for technology companies and related industries. In short, the slump could continue until corporate America gains enough confidence to start spending again.

               There are, however, some signs that a recovery may happen sooner rather than later. The index of leading economic indi-


               THE INDEX OF LEADING ECONOMIC INDICATORS IS A COMPOSITE INDEX COMPILED BY THE U.S. DEPARTMENT OF COMMERCE THAT TRACKS PREVIOUSLY REPORTED DATA OF 11 LEADING INDICATORS, INCLUDING (BUT NOT LIMITED TO) BUILDING PERMITS, CAPITAL GOODS ORDERS, AVERAGE WORK WEEK, AND CONSUMER GOODS ORDERS. THE INDEX ATTEMPTS TO MEASURE OR PREDICT FUTURE ECONOMIC ACTIVITY.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                                  from the PRESIDENT


               cators rose in July for the fourth consecutive month. Although it is not a perfect indicator, a three-month consecutive rise in this index typically has signaled the beginning of economic recovery or expansion. In addition, the purchasing managers' index (PMI), which reflects conditions in the economy's manufacturing sector, rose significantly in August to a level consistent with 1.9% real GDP growth. If economic stimulators are successful and these indexes are correct, we could see improvements late in the fourth quarter of 2001 or in the first quarter of 2002.

               Whatever the market situation, we are committed to providing our perspectives on the market and other information that may help you determine and plan your investment goals. We'll work hard to earn your continued business.

               On behalf of the entire team at USAA Investments, I appreciate the opportunity to serve you.

               Sincerely,

               \S\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board


               THE PURCHASING MANAGERS' INDEX (PMI) IS A COMPOSITE INDEX COMPILED BY THE NATIONAL ASSOCIATION OF PURCHASING MANAGERS
               (NAPM) BASED ON SEASONALLY ADJUSTED INDEXES FOR FIVE ECONOMIC INDICATORS IN THE MANUFACTURING SECTOR: NEW ORDERS, PRODUCTION, SUPPLIER DELIVERIES, INVENTORIES, AND EMPLOYMENT.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

INVESTMENT
--------------------------------------------------------------------------------
                               OVERVIEW


USAA GROWTH & INCOME FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Capital growth and current income.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in dividend-paying equity securities.

--------------------------------------------------------------------------------
                                         7/31/01              7/31/00
--------------------------------------------------------------------------------
  Net Assets                         $1,116.7 Million     $1,098.5 Million
  Net Asset Value Per Share               $19.69               $19.79

--------------------------------------------------------------------------------
               Average Annual Total Returns as of 7/31/01
--------------------------------------------------------------------------------
  1 YEAR                   5 YEARS                  SINCE INCEPTION ON 6/1/93
  2.11%                     12.91%                            12.80%


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRI-BUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVEST-MENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                 OVERVIEW



                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund, the S&P 500 Index, the Lipper Multi-Cap Core Funds Average, and the Lipper Large-Cap Core Funds Average for the period of 06/01/1993 through 07/31/2001. The data points from the graph are as follows:


             USAA GROWTH    S&P 500     LIPPER MULTI-CAP      LIPPER LARGE-CAP
            & INCOME FUND    INDEX     CORE FUNDS AVERAGE    CORE FUNDS AVERAGE
            -------------   -------    ------------------    ------------------

06/01/93       $10,000      $10,000         $10,000               $10,000
07/31/93         9,930        9,989          10,008                 9,989
01/31/94        10,865       10,883          11,010                10,959
07/31/94        10,566       10,503          10,499                10,475
01/31/95        10,751       10,940          10,727                10,708
07/31/95        12,711       13,242          12,997                12,880
01/31/96        14,290       15,165          14,221                14,329
07/31/96        14,576       15,433          14,428                14,542
01/31/97        17,895       19,158          17,480                17,681
07/31/97        21,382       23,476          20,830                21,241
01/31/98        21,449       24,311          21,398                21,747
07/31/98        22,449       28,008          23,470                24,474
01/31/99        23,693       32,215          26,030                27,511
07/31/99        25,935       33,666          27,372                28,597
01/31/00        25,312       35,546          30,144                30,138
07/31/00        26,192       36,685          31,413                31,336
01/31/01        27,778       35,226          31,234                29,987
07/31/01        26,745       31,431          28,512                26,633

DATA SINCE INCEPTION ON 6/1/93 THROUGH 7/31/01.


         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the S&P 500 Index, the Lipper Multi-Cap Core Funds Average, and the Lipper Large-Cap Core Funds Average. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. The Lipper Multi-Cap Core Funds Average and Lipper Large-Cap Core Funds Average are averages of all multi-cap core funds and large-cap core funds, respectively, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. Although the Fund is currently ranked in the Lipper Multi-Cap Core Funds category, the Fund's portfolio more closely resembles that of funds ranked in the Lipper Large-Cap Core Funds category.

                                                                               9
MANAGER'S
--------------------------------------------------------------------------------
                           COMMENTARY on the Fund


[Photograph of the Portfolio
Manager appears here.]                    R. David Ullom, CFA

--------------------------------------------------------------------------------


HOW DID THE USAA GROWTH & INCOME FUND PERFORM?

               The USAA Growth & Income Fund's return was 2.11% for the fiscal year ended July 31, 2001. This performance compares to a return of -12.52% for the average multi-capitalization core fund, according to Lipper Analytical Services, and a return of -14.32% for the S&P 500 Index. The Fund ranked 11 out of 316 funds in the Lipper Multi-Cap Core category for the one-year period ended July 31, 2001.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               THE FUND RANKED 56 OUT OF 107 FUNDS IN THE LIPPER MULTI-CAP CORE CATEGORY FOR THE FIVE-YEAR PERIOD ENDING JULY 31, 2001. LIPPER RANKINGS ARE BASED ON TOTAL RETURNS.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE S&P 500 INDEX AND THE LIPPER AVERAGE DEFINITIONS.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THE PERIOD?

               During the last 12 months, three factors have primarily deter-mined the performance of the Fund and the market in general. The interest rate cuts made by the Federal Reserve Board (the Fed) during the period have allowed many cyclical and financial issues to perform relatively well. Although economic growth has been weak, the market has anticipated the impact of the economic stimulus spurred by lower interest rates; interest-sensitive economic sectors such as banks, thrifts, and industrial companies have responded positively to these lower rates.

               In addition, investors have concentrated their buying in areas where they perceive earnings growth. Consequently, until the spring of 2001, energy and energy-related issues performed well as they continued to generate strong year-over-year earnings growth. Health care securities have also performed well over much of the period because most of these companies managed to generate consistent earnings growth.

               Finally, the third factor affecting performance has been valuation. The high valuation levels and the lowering of earnings prospects have had the greatest impact on the disappointing performance of technology shares, a primary reason for the Fund's under-weighting in this area.

 ...CONTINUED
--------------------------------------------------------------------------------


WHAT WERE YOUR  STRATEGIES  FOR  BUYING  AND  SELLING  DURING THE PERIOD?

               Our strategy over the last 12 months remained the same: We have continued to search for relative value based on a variety of quantitative and qualitative factors. The poor relative performance of most technology stocks has allowed us to increase our technology exposure at lower prices and more attractive valuation levels. At the same time, we reduced our energy exposure when this sector's valuations were more expensive.

WHAT IS THE OUTLOOK?

               Our outlook for the foreseeable future is one of cautious optimism. Although valuations for most of the market have come down, we are concerned about the lack of earnings progress in many economic sectors. We are also concerned that the consumer has been the source of the majority of economic growth for the last year. However, the consumer's financial health has deteriorated, and as a result, consumer spending could begin to weaken.

               Speaking for myself and our team of traders and analysts, it's a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

12

PORTFOLIO
--------------------------------------------------------------------------------
                                HIGHLIGHTS

   -------------------------------------------
              TOP 10 EQUITY HOLDINGS
                (% of Net Assets)
   -------------------------------------------

   General Electric Co.                   3.1%

   Microsoft Corp.                        3.0

   Verizon Communications, Inc.           3.0

   Citigroup, Inc.                        2.5

   American International Group, Inc.     2.3

   Wal-Mart Stores, Inc.                  2.3

   Alcoa, Inc.                            2.2

   Bank of America Corp.                  2.2

   Bristol-Myers Squibb Co.               2.1

   Merck & Co., Inc.                      2.0

   -------------------------------------------


                                 -------------------------------------------
                                             TOP 10 INDUSTRIES*
                                             (% of Net Assets)
                                 -------------------------------------------

                                 Health Care - Diversified              6.3%

                                 Computer Software & Service            4.9

                                 Electrical Equipment                   4.5

                                 Telephones                             4.3

                                 Banks - Money Center                   4.1

                                 Drugs                                  4.1

                                 Banks - Major Regional                 4.0

                                 Finance - Diversified                  3.9

                                 Insurance - Multiline Companies        3.5

                                 Computer - Hardware                    3.3

                                 -------------------------------------------

                                    *EXCLUDING MONEY MARKET INSTRUMENTS.

 ...CONTINUED
--------------------------------------------------------------------------------
                      PORTFOLIO INVESTMENT DIVERSIFICATION
                                     7/31/01


A pie chart is shown here depicting the Portfolio Investment Diversification as of July 31, 2001 of the USAA Growth & Income Fund to be:

Basic Materials - 3.9%; Capital Goods - 13.0%; Communication Services - 6.6%; Consumer Cyclicals - 6.2%; Consumer Staples - 8.1%; Energy - 6.2%; Financial - 26.9%; Health Care - 10.4%; Technology - 15.7%; Transportation - 1.1%; and Utilities - 2.0%.


     PERCENTAGES  ARE OF THE NET  ASSETS OF THE FUND AND MAY NOT EQUAL 100%.


   YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-24.

14

SHAREHOLDER
--------------------------------------------------------------------------------
                            Voting RESULTS

               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2E and Proposal 4 are for the USAA Growth & Income Fund, a series of the Company.


PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Directors as follows:


                                                                    VOTES
DIRECTORS                                VOTES FOR                 WITHHELD
--------------------------------------------------------------------------------
Robert G. Davis                        2,715,058,284              40,108,336

Christopher W. Claus                   2,715,058,925              40,107,695

David G. Peebles                       2,715,058,926              40,107,694

Michael F. Reimherr                    2,715,058,891              40,107,729

Richard A. Zucker                      2,715,058,603              40,108,017

Barbara B. Dreeben                     2,715,058,252              40,108,368

Robert L. Mason, Ph.D.                 2,715,058,603              40,108,017

Laura T. Starks, Ph.D.                 2,715,058,582              40,108,038

 ...CONTINUED
--------------------------------------------------------------------------------


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal   to  approve   the   elimination   of  the   investment
               restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 38,759,896      2,012,968       588,302           105,164


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction
               regarding  the  purchase  of   securities  of  other   investment
               companies.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 39,161,264      1,675,594       524,308          105,164


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 38,639,975      2,071,412       649,779          105,164

16

 ...CONTINUED
--------------------------------------------------------------------------------
                             Voting RESULTS


PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restric-tion regarding the purchase or sale of commodities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 37,907,366      2,896,155      557,645           105,164


PROPOSAL 2E
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of real estate.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 38,621,299      2,222,711       517,156          105,164


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 39,710,888      1,111,041       539,236          105,165

DISTRIBUTIONS
--------------------------------------------------------------------------------
                               to SHAREHOLDERS


USAA GROWTH & INCOME FUND


               The following per share information describes the federal tax treatment of distributions made during the fiscal year ended July 31, 2001. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2002.


               ---------------------------------

               ORDINARY INCOME*         $0.16100

               LONG-TERM CAPITAL GAINS   0.34707
                                        --------
               TOTAL                    $0.50807
                                        ========
               ---------------------------------


               100% of ordinary income distributions qualifies for deduction by corporations.

               For federal income tax purposes the Fund may designate as capital gain distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.



               * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

18

INDEPENDENT
--------------------------------------------------------------------------------
                             AUDITORS' Report


KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

               USAA GROWTH & INCOME FUND

               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth & Income Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth & Income Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                      KPMG LLP

               San Antonio, Texas
               September 7, 2001

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS


USAA GROWTH & INCOME FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (94.4%)
            AEROSPACE/DEFENSE (2.5%)
  220,000   Boeing Co.                                                   $12,877
  418,000   Goodrich Corp.                                                14,605
--------------------------------------------------------------------------------
                                                                          27,482
--------------------------------------------------------------------------------
            ALUMINUM (2.3%)
  640,000   Alcoa, Inc.                                                   25,107
--------------------------------------------------------------------------------
            AUTOMOBILES (0.8%)
  328,229   Ford Motor Co.                                                 8,360
--------------------------------------------------------------------------------
            AUTO PARTS (1.3%)
  370,000   Lear Corp.*                                                   14,652
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (4.0%)
  423,068   FleetBoston Financial Corp.                                   15,874
   80,000   PNC Financial Services Group, Inc.                             5,308
  590,000   SouthTrust Corp.                                              15,145
  126,000   SunTrust Banks, Inc.                                           8,725
--------------------------------------------------------------------------------
                                                                          45,052
--------------------------------------------------------------------------------
            BANKS - MONEY CENTER (4.1%)
  380,004   Bank of America Corp.                                         24,176
  175,000   First Union Corp.                                              6,195
  360,000   J.P. Morgan Chase & Co.                                       15,588
--------------------------------------------------------------------------------
                                                                          45,959
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.6%)
  150,000   Anheuser-Busch Companies, Inc.                                 6,496
--------------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC (0.6%)
  155,000   Coca-Cola Co.                                                  6,913
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.7%)
  470,000   AT&T Liberty Media Corp. "A"                                   7,393
--------------------------------------------------------------------------------

20

PORTFOLIO
--------------------------------------------------------------------------------
                            of INVESTMENTS
                            (continued)


USAA GROWTH & INCOME FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            CHEMICALS (0.6%)
  445,900   Lyondell Chemical Co.                                       $ 6,439
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (1.3%)
  380,000   JDS Uniphase Corp.*                                           3,511
  180,000   QUALCOMM, Inc.*                                              11,382
--------------------------------------------------------------------------------
                                                                         14,893
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (3.3%)
  207,500   Dell Computer Corp.*                                          5,588
  400,000   Hewlett-Packard Co.                                           9,864
  205,000   IBM Corp.                                                    21,568
--------------------------------------------------------------------------------
                                                                         37,020
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (1.2%)
  723,300   Cisco Systems, Inc.*                                         13,902
--------------------------------------------------------------------------------
            COMPUTER - PERIPHERALS (0.2%)
  100,000   EMC Corp.                                                     1,972
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (4.9%)
  225,000   Computer Associates International, Inc.                       7,758
  500,000   Microsoft Corp.*                                             33,095
  770,000   Oracle Corp.*                                                13,922
--------------------------------------------------------------------------------
                                                                         54,775
--------------------------------------------------------------------------------
            DRUGS (4.1%)
  329,000   Merck & Co., Inc.                                            22,366
  321,950   Pharmacia Corp.                                              14,365
  140,000   Watson Pharmaceuticals, Inc.*                                 9,219
--------------------------------------------------------------------------------
                                                                         45,950
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.4%)
  130,000   Reliant Energy, Inc.                                          4,095
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                            of INVESTMENTS
                            (continued)


USAA GROWTH & INCOME FUND

July 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (4.5%)
  265,000   Flextronics International Ltd. ADR*                         $ 7,205
  798,000   General Electric Co.                                         34,713
  270,000   SCI Systems, Inc.*                                            7,884
--------------------------------------------------------------------------------
                                                                         49,802
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.1%)
   57,210   Agilent Technologies, Inc.*                                   1,637
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (2.9%)
  190,000   Analog Devices, Inc.*                                         8,740
  594,800   Intel Corp.                                                  17,731
  168,000   Texas Instruments, Inc.                                       5,796
--------------------------------------------------------------------------------
                                                                         32,267
--------------------------------------------------------------------------------
            ENTERTAINMENT (2.3%)
  300,000   AOL Time Warner, Inc.*                                       13,635
  440,000   Walt Disney Co.                                              11,594
--------------------------------------------------------------------------------
                                                                         25,229
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.5%)
  127,000   Applied Materials, Inc.*                                      5,824
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (1.6%)
  260,000   PMI Group, Inc.                                              17,940
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (3.9%)
  556,274   Citigroup, Inc.                                              27,931
  265,000   Morgan Stanley Dean Witter & Co.                             15,852
--------------------------------------------------------------------------------
                                                                         43,783
--------------------------------------------------------------------------------
            FOODS (1.0%)
  144,500   Kraft Foods, Inc. "A"*                                        4,472
  224,600   Ralston Purina Group                                          7,212
--------------------------------------------------------------------------------
                                                                         11,684
--------------------------------------------------------------------------------

22

PORTFOLIO
--------------------------------------------------------------------------------
                            of INVESTMENTS
                            (continued)


USAA GROWTH & INCOME FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (6.3%)
  367,500   Abbott Laboratories                                          $19,694
  300,000   American Home Products Corp.                                  18,093
  395,700   Bristol-Myers Squibb Co.                                      23,402
  170,000   Johnson & Johnson, Inc.                                        9,197
--------------------------------------------------------------------------------
                                                                          70,386
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (2.1%)
  296,000   Kimberly-Clark Corp.                                          18,000
   70,000   Procter & Gamble Co.                                           4,971
--------------------------------------------------------------------------------
                                                                          22,971
--------------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (0.3%)
  107,000   MetLife, Inc.                                                  3,173
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (3.5%)
  307,500   American International Group, Inc.                            25,599
  134,000   CIGNA Corp.                                                   13,442
--------------------------------------------------------------------------------
                                                                          39,041
--------------------------------------------------------------------------------
            INSURANCE - PROPERTY/CASUALTY (1.9%)
  295,800   Everest RE Group Ltd.                                         20,736
--------------------------------------------------------------------------------
            LODGING/HOTEL (0.9%)
  290,000   Starwood Hotels & Resorts Worldwide, Inc. "B"                 10,350
--------------------------------------------------------------------------------
            MACHINERY - DIVERSIFIED (1.3%)
  353,000   Deere & Co.                                                   14,808
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (2.9%)
  240,000   Eaton Corp.                                                   17,625
  120,000   Parker-Hannifin Corp.                                          5,364
  168,000   Tyco International Ltd.                                        8,938
--------------------------------------------------------------------------------
                                                                          31,927
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA GROWTH & INCOME FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (1.8%)
  400,000   Avery Dennison Corp.                                         $20,504
--------------------------------------------------------------------------------
            NATURAL GAS UTILITIES (1.6%)
  338,250   El Paso Corp.                                                 17,504
--------------------------------------------------------------------------------
            OIL - DOMESTIC INTEGRATED (2.7%)
  410,000   Conoco, Inc. "A"                                              12,644
  620,000   Occidental Petroleum Corp.                                    17,137
--------------------------------------------------------------------------------
                                                                          29,781
--------------------------------------------------------------------------------
            OIL - INTERNATIONAL INTEGRATED (1.8%)
  480,000   Exxon Mobil Corp.                                             20,045
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (0.8%)
  280,300   Helmerich & Payne, Inc.                                        8,734
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (0.9%)
  200,000   Apache Corp.                                                  10,390
--------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (1.0%)
  195,000   Weyerhaeuser Co.                                              11,647
--------------------------------------------------------------------------------
            RAILROADS/SHIPPING (1.1%)
  630,000   Norfolk Southern Corp.                                        12,676
--------------------------------------------------------------------------------
            RESTAURANTS (0.8%)
  330,000   Wendy's International, Inc.                                    8,847
--------------------------------------------------------------------------------
            RETAIL - BUILDING SUPPLIES (0.5%)
  110,000   Home Depot, Inc.                                               5,541
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (2.3%)
  460,000   Wal-Mart Stores, Inc.                                         25,714
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (0.4%)
  146,000   TJX Companies, Inc.                                            4,965
--------------------------------------------------------------------------------

24

PORTFOLIO
--------------------------------------------------------------------------------
                            of INVESTMENTS
                           (continued)


USAA GROWTH & INCOME FUND

JULY 31, 2001


                                                                         MARKET
  NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            SAVINGS & LOAN HOLDING CO. (1.9%)
  525,000   Washington Mutual, Inc.                                   $   21,273
--------------------------------------------------------------------------------
            SERVICES - COMPUTER SYSTEMS (0.7%)
  288,000   SunGard Data Systems, Inc.*                                    7,854
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.6%)
  100,000   First Data Corp.                                               6,932
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (1.2%)
  525,000   Sprint Corp. - PCS Group*                                     13,608
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (1.1%)
  540,100   Sprint Corp. - FON Group                                      12,606
--------------------------------------------------------------------------------
            TELEPHONES (4.3%)
  310,000   SBC Communications, Inc.                                      13,959
  620,200   Verizon Communications, Inc.                                  33,584
--------------------------------------------------------------------------------
                                                                          47,543
--------------------------------------------------------------------------------
            Total common stocks (cost: $783,003)                       1,054,182
--------------------------------------------------------------------------------

PRINCIPAL                                                                MARKET
   AMOUNT                                                                 VALUE
    (000)   SECURITY                                                      (000)
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (5.7%)
            COMMERCIAL PAPER
$  32,728   American General Corp., 3.91%, 8/01/2001                      32,728
   31,183   Household Finance Corp., 3.80%, 8/06/2001                     31,167
--------------------------------------------------------------------------------
            Total money market instruments (cost: $63,895)                63,895
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS (COST: $846,898)                        $1,118,077
================================================================================

                                                                              25
NOTES
--------------------------------------------------------------------------------
                            to Portfolio of INVESTMENTS


USAA GROWTH & INCOME FUND

JULY 31, 2001


GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

         ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         * Non-income-producing security.


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

STATEMENT
--------------------------------------------------------------------------------
                            of ASSETS and LIABILITIES
                            (in thousands)



USAA GROWTH & INCOME FUND

JULY 31, 2001

ASSETS
   Investments in securities, at market value (identified cost of $846,898)     $1,118,077
   Cash                                                                                226
   Receivables:
      Capital shares sold                                                               37
      Dividends                                                                        770
                                                                                ----------
         Total assets                                                            1,119,110
                                                                                ----------

LIABILITIES
   Securities purchased                                                                914
   Capital shares redeemed                                                             569
   USAA Investment Management Company                                                  563
   USAA Transfer Agency Company                                                        204
   Accounts payable and accrued expenses                                               180
                                                                                ----------
         Total liabilities                                                           2,430
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,116,680
                                                                                ==========

REPRESENTED BY:
   Paid-in capital                                                              $  812,532
   Accumulated undistributed net investment income                                     479
   Accumulated net realized gain on investments                                     32,490
   Net unrealized appreciation of investments                                      271,179
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,116,680
                                                                                ==========
   Capital shares outstanding                                                       56,712
                                                                                ==========
   Authorized shares of $.01 par value                                             110,000
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    19.69
                                                                                ==========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                            of OPERATIONS
                            (in thousands)


USAA GROWTH & INCOME FUND

YEAR ENDED JULY 31, 2001


NET INVESTMENT INCOME
   Income:
      Dividends (net of foreign taxes withheld of $24)        $15,808
      Interest                                                  3,131
                                                              -------
         Total income                                          18,939
                                                              -------
   Expenses:
      Management fees                                           6,655
      Transfer agent's fees                                     2,486
      Custodian's fees                                            171
      Postage                                                     333
      Shareholder reporting fees                                  114
      Directors' fees                                               4
      Registration fees                                            47
      Professional fees                                            41
      Other                                                        20
                                                              -------
         Total expenses                                         9,871
      Expenses paid indirectly                                     (6)
                                                              -------
         Net expenses                                           9,865
                                                              -------
            Net investment income                               9,074
                                                              -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                           35,688
   Change in net unrealized appreciation/depreciation         (21,577)
                                                              -------
            Net realized and unrealized gain                   14,111
                                                              -------
Increase in net assets resulting from operations              $23,185
                                                              =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

STATEMENTS
-------------------------------------------------------------------------------
                           of Changes in NET ASSETS
                           (in thousands)


USAA GROWTH & INCOME FUND

YEARS ENDED JULY 31,


                                                          2001         2000
                                                      -----------------------
FROM OPERATIONS
   Net investment income                              $    9,074    $   8,754
   Net realized gain on investments                       35,688       22,463
   Change in net unrealized appreciation/depreciation
      of investments                                     (21,577)     (21,044)
                                                      -----------------------
      Increase in net assets resulting
         from operations                                  23,185       10,173
                                                      -----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                  (8,989)      (8,731)
                                                      -----------------------
   Net realized gains                                    (19,078)     (36,134)
                                                      -----------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                             130,687      192,429
   Reinvested dividends                                   27,298       43,813
   Cost of shares redeemed                              (134,897)    (239,415)
                                                      -----------------------
      Increase (decrease) in net assets from
         capital share transactions                       23,088       (3,173)
                                                      -----------------------
Net increase (decrease) in net assets                     18,206      (37,865)

NET ASSETS
   Beginning of period                                 1,098,474    1,136,339
                                                      -----------------------
   End of period                                      $1,116,680   $1,098,474
                                                      =======================
Accumulated undistributed net investment income:
   End of period                                      $      479   $      394
                                                      =======================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                             6,618        9,786
   Shares issued for dividends reinvested                  1,405        2,321
   Shares redeemed                                        (6,809)     (12,225)
                                                      -----------------------
      Increase (decrease) in shares outstanding            1,214         (118)
                                                      =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           29
NOTES
-------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA GROWTH & INCOME FUND

JULY 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Growth & Income Fund (the Fund). The Fund's investment objectives are capital growth and current income.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio  securities,   except  as  otherwise  noted,  traded
                  primar-ily on a domestic securities exchange are valued at the last sales price on that exchange.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Securities  that  cannot be valued  by the  methods  set forth above and all other assets are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

30

NOTES
--------------------------------------------------------------------------------
                             to FINANCIAL Statements
                             (continued)


USAA GROWTH & INCOME FUND

JULY 31, 2001


            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund elected to utilize equalization debits by which a portion of the cost of redemptions that occurred during the year ended July 31, 2001, decreased accumulated net realized gain. As a result of this permanent difference between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase paid-in capital and decrease accumulated net realized gain on investments by $1,620,000.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2001, custodian fee offset arrangements reduced expenses by $6,000.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA GROWTH & INCOME FUND

JULY 31, 2001


            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million  with USAA  Capital  Corporation  (CAPCO),  an affiliate of the
         Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely dis-position of securities. Prior to January 10, 2001, the Fund had two agreements with CAPCO--$250 million committed and $500 million uncommitted.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to avail-ability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding bor-rowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended July 31, 2001.

32

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA GROWTH & INCOME FUND

JULY 31, 2001


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income are made quarterly. Distri-butions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases  and  proceeds  from sales of  securities,  excluding
         short-term  securities,   for  the  year  ended  July  31,  2001,  were
         $306,233,000 and $322,038,000, respectively.

         The cost of securities for federal income tax purposes was $847,203,000. Gross unrealized appreciation and depreciation of investments as of July 31, 2001, for federal income tax purposes were $290,084,000 and $19,210,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.60% of its average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Core Funds Index. The base fee for the Fund will be computed and paid as refer-enced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the

               THE LIPPER LARGE-CAP CORE FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER LARGE-CAP CORE FUNDS CATEGORY.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA GROWTH & INCOME FUND

JULY 31, 2001


               Lipper index over the  performance  period.  For the month ending
               July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
       -------------------------------------------------------------------------
       +/-   1.00% to 4.00%           +/-  0.04%
       +/-   4.01% to 7.00%           +/-  0.05%
       +/-   7.01% and greater        +/-  0.06%

       1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.


            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides cer-tain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager will receive a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

34

NOTES
--------------------------------------------------------------------------------
                            to Financial Statements
                            (continued)


USAA GROWTH & INCOME FUND

JULY 31, 2001


            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Man-ager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2001, the annual charge per account was $26. Effective August 1, 2001, the annual charge per account is $23.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                             to FINANCIAL Statements
                             (continued)


USAA GROWTH & INCOME FUND

JULY 31, 2001


(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                                                    YEAR ENDED JULY 31,
                            ----------------------------------------------------------------
                               2001          2000          1999          1998         1997
                            ----------------------------------------------------------------
Net asset value at
   beginning of period      $    19.79    $    20.43    $    18.88    $    18.85    $  13.46
Net investment income              .16           .16           .16           .21         .23
Net realized and
   unrealized gain                 .25           -            2.46           .69        5.84
Distributions from net
   investment income              (.16)         (.16)         (.16)         (.21)       (.23)
Distributions of realized
   capital gains                  (.35)         (.64)         (.91)         (.66)       (.45)
                            ----------------------------------------------------------------
Net asset value at
   end of period            $    19.69    $    19.79    $    20.43    $    18.88    $  18.85
                            ================================================================
Total return (%)*                 2.11           .99         15.53          4.99       46.69
Net assets at
   end of period (000)      $1,116,680    $1,098,474    $1,136,339    $1,078,589    $825,092
Ratio of expenses to
   average net assets (%)          .89a          .90           .89           .85         .89
Ratio of net investment
   income to average
   net assets (%)                  .82           .78           .85          1.07        1.50
Portfolio turnover (%)           28.95         22.90         24.53         29.38       14.67



  * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               LEGAL COUNSEL    Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL    1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT    For account servicing, exchanges, or
                MUTUAL FUNDS    redemptions
                                1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS    USAA.COM



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



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